Other Balance Sheet Accounts	12 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Other Balance Sheet Accounts
Other Balance Sheet Accounts
Cash and cash equivalents
Cash and cash equivalents consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Cash and bank deposits	$565,030	$652,619
Amounts due from third-party credit card processors	9,904	7,049
U.S. treasury securities	6,996	18,968
Corporate debt securities	7,560	1,000
Agency securities	8,084	7,989
Commercial paper	67,327	29,118
Money market funds	593,696	693,596
Certificates of deposit and time deposits	9,844	—
Total cash and cash equivalents	$1,268,441	$1,410,339

Prepaid expenses and other current assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Prepaid expenses	$23,588	$21,278
Accrued interest income on short-term investments	3,072	2,582
Other receivables	1,977	3,059
Other current assets	1,599	2,816
Total prepaid expenses and other current assets	$30,236	$29,735

Other receivables generally arise from transactions outside the normal operating activities of the Group. Collateral is not normally required.
Other non-current assets
Other non-current assets consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
		*As Adjusted
Marketable equity securities	$58,932	$—
Non-marketable equity securities	3,000	—
Security deposits	5,010	5,248
Other	9,703	8,218
	$76,645	$13,466
* As adjusted to reflect the impact of the full retrospective adoption of IFRS 15. See Note 2 for further details.

As of June 30, 2019 and 2018, the Group had certificates of deposit and time deposits totaling $3.7 million and $3.7 million which were classified as long-term and were included in security deposits. Included in the Group’s other non-current assets balance as of June 30, 2019 and 2018 were $7.1 million and $6.6 million respectively, of restricted cash used for commitments of standby letters of credit related to facility leases and were not available for the Group’s use in its operations.
Trade and other payables
Trade and other payables consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Trade payables	$24,993	$17,119
Accrued expenses	53,802	42,905
Accrued compensation and employee benefits	54,507	28,302
Sales and indirect taxes	9,158	8,076
Operating lease payable	1,613	1,420
Customer deposit	7,943	6,319
Other payables	7,471	3,751
	$159,487	$107,892

Current provisions
Current provisions consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Employee benefits	$8,983	$7,215

Current provisions for employee benefits include accrued annual leave and long service leave. Long service leave covers all unconditional entitlements where employees have completed the required period of service and those where employees are entitled to pro rata payments.
Non-current provisions
Non-current provisions consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Employee benefits	$3,323	$2,094
Dilapidation provision	2,759	2,269
	$6,082	$4,363

The non-current provision for employee benefits includes long service leave as described above.
The dilapidation provision relates to certain lease arrangements for office space entered into by the Group. These lease arrangements require the Group to restore each premises to its original condition upon lease termination. Accordingly, the Group records a provision for the present value of the estimated future costs to retire long-lived assets at the expiration of these leases.
Other non-current liabilities
Other non-current liabilities consisted of the following:

	As of June 30,
	2019	2018
	(U.S. $ in thousands)
Deferred rent	$33,845	$11,777
Other non-current liabilities	344	451
	$34,189	$12,228